Schedule of Estimated Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 25,148
2021	24,245
2022	21,861
2023	20,796
2024	20,126
Thereafter	88,361
Total	$ 200,537